FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	$ 757,017	¥ 5,270,204		¥ 4,622,554	¥ 5,425,024
Restricted cash	1,036	7,210		400	348,710
Total cash, cash equivalents, equivalents, and restricted cash shown in the statement of cash flows	758,053	5,277,414	$ 664,046	4,622,954	5,773,734	¥ 11,923,155
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	56,701	394,741		773,884	2,366,916
Restricted cash					156,151
Total cash, cash equivalents, equivalents, and restricted cash shown in the statement of cash flows	$ 56,701	¥ 394,741	$ 111,161	¥ 773,884	¥ 2,523,067	¥ 9,513,925